UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                                    OMB APPROVAL

                                                            OMB Number:3235-2456
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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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     1.   Name and address of issuer:
                          CCMA Select Trust
                          190 South LaSalle Street, Suite 2800
                          Chicago, Il  60603



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     2.   The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer,



          check the box but do not list series or classes):                 [X]



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     3.   Investment Company Act File Number:
                                                           811-10441

                    Securities Act File Number:
                                                            33-67666


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     4(a). Last day of fiscal year for which this Form is filed:

                                                             6/30/03


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     4(b).[ ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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     4(c).[ ] Check box if this is the last time the issuer  will be filing this
          Form.



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SEC 2393 (4-01)


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     5.   Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                   $           0
                                                                   -------------

               (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                  $              0
                                                   ---------------

               (iii)Aggregate  price  of  securities   redeemed  or  repurchased
                    during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                  $              0
                                                   ---------------

               (iv) Total  available  redemption  credits  [add Items  5(ii) and
                    5(iii)]:
                                                                   $           0
                                                                   -------------


               (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                  $            0
                                                                   -------------

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(vi) Redemption credits available for use in future years
                                                      $(             0 )
                                                        ---------------

     - if Item 5(i) is less than  Item  5(iv)  [subtract  Item  5(iv)  from Item
     5(i)]:

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     (vii)Multiplier for determining  registration fee (See Instruction  C.9):
                                                                       X 0.0081%
                                                                     -----------

     (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
     if no fee is due):                                            = $      0.00
                                                                   -------------

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     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
          deducted here :                                      .  If there is a
                                             -----------------
          number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
          fiscal years, then state that number here :               .
                                                    -----------------

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     7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$            0
                                                                   -------------

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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:
                                                                 =$         0.00
                                                                   -------------

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     9.   Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                    Method of Delivery:

                    [  ]              Wire Transfer  (CIK 0001141664)

                    [  ]              Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Michael Peck
                                      ----------------

                                      Michael Peck, Assistant Secretary
                                      ---------------------------------
Date              9/4/03
                  ------

                    * Please print the name and title of the signing officer below the signature.